Long-Term Prepayments and Other Non-Current Assets - Schedule of Long Term Prepayments and Other Non-Current Assets (Details) - USD ($)		Dec. 31, 2024	Dec. 31, 2023
Schedule of Long Term Prepayments and Other Non-Current Assets [Abstract]
Prepayment for equipment	[1]	$ 1,165,608	$ 822,750
Finance lease deposit		636,362	654,235
Prepayment for long-term loan acquisition cost	[2]	1,237,215
Others			47,509
Total		$ 3,039,185	$ 1,524,494

[1]	Prepaid for equipment represented advance payment on the production line equipment by Sunrise Guizhou, which had not been shipped as of December 31, 2024 and 2023.
[2]	CCB and the Company had negotiated a long-term loan for the construction of the Company’s additional 50,000-ton manufacturing facilities. The Company had entered into the loan contract with CCB as of the date of this consolidated financial statement. See Note 25.